Stock Option Plan and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Common Stock Options Outstanding

Weighted
Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term (Years)
Outstanding at December 31, 2020	2,200,000	$0.10	1.0
Issued	—	—	—
Exercised	(2,200,000)	—	—
Outstanding at December 31, 2021	—	—	—
Issued	—	—	—
Expired	—	—	—
Outstanding at March 31, 2022	—	$—	—

Weighted
Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term (Years)
Outstanding at December 31, 2019	2,200,000	0.10	2.0
Issued	—	—	—
Exercised	—	—	—
Outstanding at December 31, 2020	2,200,000	$0.10	1.0
Issued	—	—	—
Expired	(2,200,000)	—	—
Outstanding at December 31, 2021	—	$—	—